Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S P Composite 1500 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.15%	10.44%	9.91%
Russell 3000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	8.60%	8.40%
S P 500 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	10.49%	10.01%
Russell 1000 Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
S P 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
NAA ALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		10.25%	8.87%	8.54%
NAA LARGE CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		13.46%	9.70%	8.86%
NAA LARGE CORE SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	14.10%	12.69%
NAA LARGE GROWTH SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		32.18%	17.69%	15.83%
NAA LARGE GROWTH SERIES [Default Label] | S&P 500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		36.04%	17.09%	15.29%
NAA LARGE GROWTH SERIES [Default Label] | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
NAA MID GROWTH SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	9.98%	10.38%
NAA MID GROWTH SERIES [Default Label] | S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.95%	10.01%	9.87%
NAA MID GROWTH SERIES [Default Label] | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
NAA SMALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	7.56%	6.57%
NAA SMALL CAP VALUE SERIES [Default Label] | S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.55%	8.10%	8.18%
NAA SMALL CAP VALUE SERIES [Default Label] | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
NAA SMALL GROWTH SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		12.76%	7.06%	8.07%
NAA SMALL GROWTH SERIES [Default Label] | S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.63%	8.24%	9.55%
NAA SMALL GROWTH SERIES [Default Label] | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%	8.09%
NAA SMID-CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	8.67%	8.42%
NAA SMID-CAP VALUE SERIES [Default Label] | S&P 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.36%	9.57%	8.83%
NAA SMID-CAP VALUE SERIES [Default Label] | Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	8.44%	7.81%
NAA WORLD EQUITY INCOME SERIES [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.33%	7.69%
NAA WORLD EQUITY INCOME SERIES [Default Label] | S&P Developed BMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.32%	10.74%	9.94%
NAA WORLD EQUITY INCOME SERIES [Default Label] | MSCI World Index (Net)1 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	11.17%	9.95%

[1]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.